Significant Accounting Policies, Judgments and Estimation Uncertainty (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Classification and Measurement of Financial Assets and Financial Liabilities Under Application of IFRS 9

The Company has assessed the classification and measurement of its financial assets and financial liabilities under IFRS 9 and has summarized the original measurement categories under IAS 39 and the new measurement categories under IFRS 9 in the following table:

Measurement Category
	Original (IAS 39)	New (IFRS 9)
Financial Assets: Cash Trade receivables Marketable equity securities Other financial assets	Amortized cost Amortized cost Available-for-sale Amortized cost	Amortized cost Amortized cost Fair value through other comprehensive income Amortized cost

Financial Liabilities: Trade payables Debt Derivative instruments Other financial liabilities	Amortized cost Amortized cost Fair value through profit or loss Amortized cost	Amortized cost Amortized cost Fair value through profit or loss Amortized cost

Summary of Estimated Useful Lives of Property Plant and Equipment

The estimated useful lives of the class of assets for the current and comparative periods are as follows:

Classification	Estimated Useful Lives
Leasehold and land improvements	5-20 years
Greenhouses and other buildings	4-30 years
Greenhouse equipment	3-30 years
Machinery and equipment	3-12 years